EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted earnings / (loss) per share for the year ended December 31:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375

Denominator:
Basic weighted average shares		36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants		132,917	—	913,387

Diluted weighted average shares		36,488,041	37,094,995	38,188,814

Basic earnings / (loss) per share	0.11	0.66	(4.22)	3.01

Diluted earnings / (loss) per share	0.11	0.66	(4.22)	2.94